UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22310

FactorShares Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

SR Services, LLC
300 Delaware Ave, Suite 800
Wilmington, DE  19801
(Name and address of agent for service)

(877) 756-PURE
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

Annual Report
September 30, 2015

PureFunds™ ISE Junior Silver
(Small Cap Miners/Explorers) ETF
Ticker: SILJ

PureFunds™ ISE Cyber Security ETF
Ticker: HACK

PureFunds™ ISE Big Data ETF
Ticker: BDAT

PureFunds™ ISE Mobile Payments ETF
Ticker: IPAY

The Funds are series of FactorShares Trust.

PureFunds™ ETFs

PureFunds™ ETFs

Dear Shareholder,

2015 has been a banner year for PureFunds. With our most recent ETFs launched in July 2015, PureFunds has continued to expand its leadership role in the thematic ETF space. PureFunds ISE Big Data ETF (NYSE Arca Ticker: BDAT) and PureFunds ISE Mobile Payments ETF (NYSE Arca Ticker: IPAY) now join our PureFunds ISE Cyber Security ETF (NYSE Arca Ticker: HACK) and PureFunds ISE Junior Silver ETF (NYSE Arca Ticker: SILJ) in this thematic advancement of the ETF industry. PureFunds strives to continue its endeavor of providing first-to-market thematic investments in the form of ETFs and are thrilled to now provide access to the in-demand markets of big data & analytics and mobile payments. Cyber security has been a frequent headline grabber and investors have noticed. The timeliness and popularity of HACK has propelled a growth in total Assets Under Management for PureFunds which stood at $1.05 billion (as of September 30, 2015).

Not only has 2015 been a strong year for asset growth and product development for PureFunds ETFs, but we are also extremely proud to have won the following awards announced in 2015:
Most Innovative ETP of 2014 - Capital Link ETP/ETF Awards Most Innovative ETF of 2014 (Americas) - Global ETF Awards Most Marketable Ticker of 2014 (Americas) - Global ETF Awards Ticker of the Year 2014 - ETF.com Awards

PureFunds has also participated in cross-listing HACK on the Bolsa Mexicana de Valores. We are extremely proud of the many accomplishments PureFunds has achieved with its partners to date and strive to continue providing investors with access to in- demand investment themes and strategies.

Although HACK has received the lion’s share of PureFunds’ media related attention in 2015, we are still excited to see what the rest of the year (and years to come) will bring for the silver, big data and mobile payment markets. Silver prices continue to remain weak which has put pressure on many of the larger primary silver producers. PureFunds Junior Silver ETF (SILJ) focuses on a different area: companies exploring for silver and small-cap silver producers. We believe that if the now depressed silver market sees a recovery it could benefit companies held by our Junior Silver ETF, SILJ.

On behalf of PureFunds and our industry leading partners, I would like to thank you for your continued interest in PureFunds and our unique suite of ETFs. We endeavor to provide our investors with new and innovative products and look forward to continuing this for years to come.

You can find further details about BDAT, HACK, IPAY and SILJ by visiting www.purefunds.com, or by calling 1-877-756-PURE.

Sincerely,

Samuel Masucci III

Chief Executive Officer

PureFunds™ ETFs

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Annual ETF Global Awards brings together some of the most innovative and progressive industry experts within the ETP space. The awards are determined by statistical ranking information conducted by expert ETF analysts and votes sent to industry participants worldwide. The results are a representation of global industry views and a testament to the leaders and emerging players in the ETP space. For more information on the Annual ETF Global Awards, visit www.globaletfawards.com. Capital Link is the host of the Annual Closed End Fund & ETP Awards, which aim to identify and recognize those fund sponsors and executives who consistently apply high standards of financial disclosure, investor and shareholder relations and innovation. The CEF & ETP Awards are based on nominations by a committee of analysts and industry specialists who actively follow CEFs and ETFs. For a complete list of award recipients, visit www.capitallink.com

BDAT, HACK, IPAY and SILJ ETFs are distributed by Quasar Distributors, LLC.

PureFunds™ ETFs

PureFunds™ ISE Junior Silver
(Small Cap Miners/Explorers) ETF
Growth of $10,000

Average Annual Returns Period Ended September 30, 2015	1 Year Return	Since Inception (11/29/12)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (NAV)	-47.20%	-37.43%
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (Market)	-45.52%	-36.67%
S&P 500 Index	-0.61%	13.85%
ISE Junior Silver (Small Cap Miners/Explorers) Index	-46.13%	-36.71%

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

PureFunds™ ETFs

PureFunds™ ISE Cyber Security ETF
Growth of $10,000

Cumulative Returns Period Ended September 30, 2015	Since Inception (11/11/14)
PureFunds™ ISE Cyber Security ETF (NAV)	1.11%
PureFunds™ ISE Cyber Security ETF (Market)	1.00%
S&P 500 Index	-4.03%
ISE Cyber Security Index	2.98%

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

PureFunds™ ETFs

PureFunds™ ISE Big Data ETF
Growth of $10,000

Cumulative Returns Period Ended September 30, 2015	Since Inception (7/15/15)
PureFunds™ ISE Big Data ETF (NAV)	-10.89%
PureFunds™ ISE Big Data ETF (Market)	-12.12%
S&P 500 Index	-8.53%
ISE Big DataTM Index	-10.77%

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

PureFunds™ ETFs

PureFunds™ ISE Mobile Payments ETF
Growth of $10,000

Cumulative Returns Period Ended September 30, 2015	Since Inception (7/15/15)
PureFunds™ ISE Mobile Payments ETF (NAV)	-5.86%
PureFunds™ ISE Mobile Payments ETF (Market)	-6.68%
S&P 500 Index	-8.53%
ISE Mobile PaymentsTM Index	-5.74%

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any.

PureFunds™ ETFs

PORTFOLIO ALLOCATIONS
As of September 30, 2015

	PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF	PureFundsTM ISE Mobile Payments ETF
As a percent of Net Assets:
Canada	90.2%	1.4%	3.2%	—
Cayman Islands	—	—	3.0	—
Cyprus	—	—	—	1.6
Finland	—	2.5	—	—
France	—	—	—	4.0
Germany	—	—	7.2	4.2
Hong Kong	—	—	—	1.6
Israel	—	11.5	3.3	—
Japan	—	3.9	—	—
Jersey	—	—	0.5	—
Netherlands	—	5.0	—	—
Poland	—	0.3	—	—
Puerto Rico	—	—	—	2.0
Republic of Korea	—	2.7	—	—
United Kingdom	6.8	3.3	—	1.9
United States	1.0	69.8	82.8	83.7
Short-Term and other Net Assets (Liabilities)	2.0	(0.4)	—	1.0
	100.0%	100.0%	100.0%	100.0%

PureFunds™ ETFs

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF

Schedule of Investments
September 30, 2015

	Shares	Market Value

COMMON STOCKS - 98.0%
Metals & Mining - 98.0%
Canada - 90.2%
Alexco Resource Corporation (a)	137,384	$54,967
Americas Silver Corporation (a)	988,119	114,768
Aurcana Corporation (a)	219,739	23,052
Bear Creek Mining Corporation (a)	247,208	133,376
Endeavour Silver Corporation (a)	103,727	160,777
Excellon Resources, Inc. (a)	129,441	34,434
First Majestic Silver Corporation (a)	110,462	353,478
Fortuna Silver Mines, Inc. (a)	143,428	314,907
Great Panther Silver Ltd. (a)	410,488	161,486
IMPACT Silver Corporation (a)	134,836	14,145
Kootenay Silver, Inc. (a)	180,245	30,390
MAG Silver Corporation (a)	70,097	499,004
Mandalay Resources Corporation	521,871	273,743
Minco Silver Corporation (a)	141,084	40,174
Mirasol Resources, Ltd. (a)	81,835	50,898
Sabina Gold & Silver Corporation (a)	585,975	166,857
Santacruz Silver Mining, Ltd. (a)	179,790	14,820
Sierra Metals, Inc. (a)	196,365	148,616
Silver Standard Resources, Inc. (a)	27,233	177,540
Silvercorp Metals, Inc.	169,520	107,975
SilverCrest Mines, Inc. (a)	181,155	160,182
Trevali Mining Corporation (a)	252,473	60,541
		3,096,130
United Kingdom - 6.8%
Hochschild Mining PLC (a)	220,385	233,370
United States - 1.0%
Golden Minerals Company (a)	120,575	32,194
Total Metals & Mining		3,361,694

TOTAL COMMON STOCKS (Cost $6,276,244)		3,361,694

Total Investments (Cost $6,276,244) - 98.0%		3,361,694
Other Assets in Excess of Liabilities - 2.0%		70,047
TOTAL NET ASSETS - 100.0%		$3,431,741

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI,  Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
September 30, 2015

	Shares	Market Value

COMMON STOCKS - 100.4%
Canada - 1.4%
Software - 1.4%
Absolute Software Corporation +	2,439,332	$14,550,081
Finland - 2.5%
Software - 2.5%
F-Secure OYJ *+	9,766,867	26,956,479
Israel - 11.5%
Communications Equipment - 3.5%
Radware, Ltd. (a) +	2,336,508	37,991,620
Software - 8.0%
Check Point Software Technologies, Ltd. (a)	523,191	41,504,742
CyberArk Software, Ltd. (a)	854,504	42,844,831
Total Software		84,349,573
Total Israel		122,341,193
Japan - 3.9%
Software - 3.9%
Trend Micro, Inc.	1,171,515	41,161,470
Netherlands - 5.0%
Software - 5.0%
AVG Technologies NV (a)	1,754,609	38,162,746
Gemalto NV	222,740	14,438,165
Total Software		52,600,911
Poland - 0.3%
IT Services - 0.3%
Comp S.A. *	189,284	2,739,528
Republic of Korea - 2.7%
Internet Software & Services - 2.7%
Ahnlab, Inc. +	781,693	28,094,256
United Kingdom - 3.3%
Software - 3.3%
Sophos Group PLC (a)	9,976,107	35,238,196
United States - 69.8%
Aerospace & Defense - 1.8%
The KEYW Holding Corporation (a) +	3,163,201	19,453,686
Communications Equipment - 13.1%
Cisco Systems, Inc.	1,592,095	41,792,494
F5 Networks, Inc. (a)	126,647	14,665,723
Juniper Networks, Inc.	1,639,996	42,164,297
Palo Alto Networks, Inc. (a)	233,534	40,167,848
Total Communications Equipment		138,790,362

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF

Schedule of Investments
September 30, 2015 - (Continued)

	Shares	Market Value
Internet Software & Services - 6.1%
IntraLinks Holdings, Inc. (a) +	4,290,158	$35,565,410
VeriSign, Inc. (a)	216,391	15,268,549
Zix Corporation (a) +	3,204,568	13,491,231
Total Internet Software & Services		64,325,190
IT Services - 7.9%
Booz Allen Hamilton Holding Corporation	549,357	14,398,647
Leidos Holdings, Inc. (a)	344,106	14,215,019
ManTech International Corporation	564,735	14,513,689
Science Applications International Corporation	998,706	40,157,968
Total IT Services		83,285,323
Software - 40.9%
Barracuda Networks, Inc. (a)	1,508,898	23,508,631
FireEye, Inc. (a)	1,106,768	35,217,358
Fortinet, Inc. (a)	934,500	39,697,560
Guidance Software, Inc. (a) +	2,131,824	12,833,580
Imperva, Inc. (a)	635,373	41,604,224
Infoblox, Inc. (a)	2,320,936	37,088,557
Proofpoint, Inc. (a)	699,887	42,217,184
Qualys, Inc. (a)	1,325,641	37,727,743
Rapid7, Inc. (a)	1,901,633	43,262,151
Splunk, Inc. (a)	694,491	38,440,077
Symantec Corporation	2,072,351	40,348,674
VASCO Data Security International, Inc. (a) +	2,448,262	41,718,384
Total Software		433,664,123
Total United States		739,518,684
TOTAL COMMON STOCKS (Cost $1,275,678,912)		1,063,200,798

Total Investments (Cost $1,275,678,912) - 100.4%		1,063,200,798
Liabilities in Excess of Other Assets - (0.4)%		(4,075,754)
TOTAL NET ASSETS - 100.0%		$1,059,125,044

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Illiquid Security - At September 30, 2015, the value of these securities amounted to $29,696,007 or 2.8% of net assets.
+	Affiliated company as defined by the Investment Company Act of 1940. See Note 9 of the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Big Data ETF

Schedule of Investments
September 30, 2015

	Shares	Market Value

COMMON STOCKS - 100.0%
Canada - 3.2%
Media - 3.2%
Thomson Reuters Corporation	1,753	$70,576

Cayman Islands - 3.0%
Internet Software & Services - 3.0%
Baidu, Inc. - ADR (a)	485	66,644

Germany - 7.2%
Software - 7.2%
SAP SE	1,202	77,834
Software AG	2,730	79,589
Total Software		157,423
Total Germany		157,423

Israel - 3.3%
Software - 3.3%
NICE-Systems Ltd. - ADR	1,300	73,229

Jersey - 0.5%
Software - 0.5%
Fusionex International PLC	1,032	5,347
WANdisco PLC (a)	3,821	7,370
Total Software		12,717
Total Jersey		12,717

United States - 82.8%
Internet Software & Services - 28.7%
Facebook, Inc. (a)	759	68,234
Google, Inc. (a)	106	67,667
Hortonworks, Inc. (a)	3,208	70,223
LinkedIn Corporation (a)	357	67,876
Marketo, Inc. (a)	2,658	75,540
New Relic, Inc. (a)	2,188	83,385
OPOWER, Inc. (a)	7,446	66,344
Twitter, Inc. (a)	2,552	68,751
Yahoo!, Inc. (a)	2,503	72,362
Total Internet Software & Services		640,382

IT Services - 11.1%
Acxiom Corporation (a)	3,876	76,590
International Business Machines Corporation	533	77,268

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Big Data ETF

Schedule of Investments
September 30, 2015 - (Continued)

	Shares	Market Value
Mattersight Corporation (a)	2,259	$17,417
Teradata Corporation (a)	2,657	76,947
Total IT Services		248,222
Professional Services - 10.1%
Dun & Bradstreet Corporation	746	78,330
Nielsen Holdings PLC	1,514	67,328
Verisk Analytics, Inc. (a)	1,064	78,640
Total Professional Services		224,298
Software - 32.9%
FactSet Research Systems, Inc.	424	67,759
Fair Isaac Corporation	932	78,755
HubSpot, Inc. (a)	1,640	76,047
MicroStrategy, Inc. (a)	388	76,230
Oracle Corporation	2,075	74,949
Qlik Technologies, Inc. (a)	2,001	72,936
Splunk, Inc. (a)	1,315	72,785
Tableau Software, Inc. (a)	835	66,616
Verint Systems, Inc. (a)	1,695	73,139
Workiva, Inc. (a)	4,902	74,461
Total Software		733,677
Total United States		1,846,579

TOTAL COMMON STOCKS (Cost $2,479,109)		2,227,168

Total Investments (Cost $2,479,109) - 100.0%		2,227,168
Other Assets in Excess of Liabilities - 0.0%		519
TOTAL NET ASSETS - 100.0%		$2,227,687

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
September 30, 2015

	Shares	Market Value

COMMON STOCKS - 99.0%
Cyprus - 1.6%
IT Services - 1.6%
QIWI PLC - ADR	4,597	$74,104

France - 4.0%
Electronic Equipment, Instruments & Components - 4.0%
Ingenico Group	1,586	191,043

Germany - 4.2%
IT Services - 4.2%
Wirecard AG	4,150	198,033

Hong Kong - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
PAX Global Technologies, Inc.	72,000	74,694

Puerto Rico - 2.0%
IT Services - 2.0%
EVERTEC, Inc.	5,258	95,012

United Kingdom - 1.9%
Commercial Services & Supplies - 1.4%
PayPoint PLC	4,280	66,170
IT Services - 0.5%
Earthport PLC (a)	41,597	25,170
Total United Kingdom		91,340

United States - 83.7%
Consumer Finance - 12.5%
American Express Co.	3,688	273,391
Discover Financial Services	4,927	256,155
Green Dot Corporation (a)	3,238	56,989
Total Consumer Finance		586,535
IT Services - 65.7%
Blackhawk Network Holdings, Inc. (a)	2,766	117,251
Euronet Worldwide, Inc. (a)	2,060	152,625
Everi Holdings, Inc. (a)	3,825	19,622
Fidelity National Information Services, Inc.	3,448	231,292
Fiserv, Inc. (a)	2,901	251,256
FleetCor Technologies, Inc. (a)	1,513	208,219
Global Payments, Inc.	1,684	193,205

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
September 30, 2015 - (Continued)

	Shares	Market Value
Heartland Payment Systems, Inc.	1,735	$109,322
Higher One Holdings, Inc. (a)	4,833	9,521
MasterCard, Inc.	3,154	284,238
MoneyGram International, Inc. (a)	4,369	35,039
Net 1 UEPS Technologies, Inc. (a)	2,594	43,424
PayPal Holdings, Inc. (a)	8,014	248,755
Total System Services, Inc.	4,321	196,303
Vantiv, Inc (a)	4,669	209,731
VeriFone Systems, Inc. (a)	4,570	126,726
Visa, Inc.	4,207	293,061
Western Union Co.	12,061	221,440
WEX, Inc. (a)	1,601	139,031
Total IT Services		3,090,061
Software - 2.6%
ACI Worldwide, Inc. (a)	5,795	122,390
Technology Hardware, Storage & Peripherals - 2.9%
NCR Corporation (a)	5,993	136,341
Total United States		3,935,327

TOTAL COMMON STOCKS (Cost $4,859,939)		4,659,553

Total Investments (Cost $4,859,939) - 99.0%		4,659,553
Other Assets in Excess of Liabilities - 1.0%		47,384
TOTAL NET ASSETS - 100.0%		$4,706,937

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of September 30, 2015

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF	PureFundsTM ISE Mobile Payments ETF
ASSETS
Investments in unaffiliated securities, at value*	$3,361,694	$832,546,071	$2,227,168	$4,659,553
Investments in affiliated securities, at value*	—	230,654,727	—	—
Total investments, at value	3,361,694	1,063,200,798	2,227,168	4,659,553
Cash	80,959	583,814	1,828	49,792
Dividends and interest receivable	—	1,632	105	539
Receivable for investments sold	23	16,252,641	—	—
Total Assets	3,442,676	1,080,038,885	2,229,101	4,709,884

LIABILITIES
Payable for investments purchased	8,959	11,301,738	—	—
Payable for fund shares redeemed	—	8,911,470	—	—
Management fees payable	1,976	700,633	1,414	2,947
Total Liabilities	10,935	20,913,841	1,414	2,947
Net Assets	$3,431,741	$1,059,125,044	$2,227,687	$4,706,937

NET ASSETS CONSIST OF:
Paid-in Capital	$9,513,933	$1,297,919,292	$2,499,403	$4,930,926
Undistributed (accumulated) net investment income (loss)	(16,838)	(1,193,419)	—	—
Accumulated net realized gain (loss) on investments	(3,150,795)	(25,120,039)	(19,775)	(23,603)
Net unrealized appreciation (depreciation) on:
Investments in securities	(2,914,550)	(212,478,114)	(251,941)	(200,386)
Foreign currency and translation of other assets and liabilities in foreign currency	(9)	(2,676)	—	—
Net Assets	$3,431,741	$1,059,125,044	$2,227,687	$4,706,937

*Identified Cost:
Investments in unaffiliated securities	$6,276,244	$965,421,663	$2,479,109	$4,859,939
Investments in affiliated securities	—	310,257,249	—	—

Shares Outstanding^	650,000	41,900,000	100,000	200,000
Net Asset Value, Offering and Redemption Price per Share	$5.28	$25.28	$22.28	$23.53

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF OPERATIONS
For the year ended September 30, 2015

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF1	PureFundsTM ISE Big Data ETF2	PureFundsTM ISE Mobile Payments ETF2
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholding tax of $2,626, $29,363, $183, $0)	$14,881	$2,311,593	$3,343	$4,201
Dividends from Affiliated Securities (net of foreign withholding tax of $0, $140,317, $0, $0)	—	935,444	—	—
Total Investment Income	14,881	3,247,037	3,343	4,201

Expenses:
Management fees	34,035	4,363,012	3,735	6,100
Total Expenses	34,035	4,363,012	3,735	6,100
Net Investment Income (Loss)	(19,154)	(1,115,975)	(392)	(1,899)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(2,166,977)	(16,292,881)	(19,775)	(23,603)
Affiliated investments	—	(9,023,239)	—	—
In-Kind redemptions	(114,075)	28,692,615	—	—
Affiliated In-Kind redemptions	—	1,629,703	—	—
Foreign currency	(6,789)	(412,543)	(205)	5
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated Investments in securities and foreign currency	(853,397)	(132,875,592)	(251,941)	(200,386)
Affiliated investments	—	(79,602,522)	—	—
Foreign currency	(2)	(2,676)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(3,141,240)	(207,887,135)	(271,921)	(223,984)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,160,394)	$(209,003,110)	$(272,313)	$(225,883)

1 Fund commenced operations on November 11, 2014. The information presented is for the period from November 11, 2014 to September 30, 2015.
2 Fund commenced operations on July 15, 2015. The information presented is for the period from July 15, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENTS OF CHANGES IN NET ASSETS

			Year Ended September 30, 2015	Year Ended September 30, 2014
OPERATIONS
Net investment income (loss)			$(19,154)	$(22,591)
Net realized gain (loss) on investments and In-Kind Redemptions			(2,287,841)	(455,854)
Net change in unrealized appreciation (depreciation) of investments			(853,399)	(1,393,197)
Net increase (decrease) in net assets resulting from operations			(3,160,394)	(1,871,642)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income			—	(1,356)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)			(405,000)	7,113,000
Net increase (decrease) in net assets			$(3,565,394)	5,240,002

NET ASSETS
Beginning of Year			6,997,135	1,757,133
End of Year			$3,431,741	$6,997,135
Undistributed net investment income (loss)			$(16,838)	$(22,188)

(a) Summary of share transactions is as follows:

	Year Ended September 30, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	600,000	$7,658,000
Reinvested Dividends	—	—	—	—
Shares Redeemed	(50,000)	(405,000)	(50,000)	(545,000)
	(50,000)	(405,000)	550,000	$7,113,000
Beginning Shares	700,000		150,000
Ending Shares	650,000		700,000

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Cyber Security ETF

STATEMENT OF CHANGES IN NET ASSETS

		Period Ended September 30, 2015*
OPERATIONS
Net investment income (loss)		$(1,115,975)
Net realized gain (loss) on investments and In-Kind Redemptions		4,593,655
Net change in unrealized appreciation (depreciation) of investments		(212,480,790)
Net increase (decrease) in net assets resulting from operations		(209,003,110)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income		—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)		1,268,128,154
Net increase (decrease) in net assets		$1,059,125,044

NET ASSETS
Beginning of Period		—
End of Period		$1,059,125,044
Undistributed net investment income (loss)		$(1,193,419)

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2015*
	Shares	Amount
Shares Sold	49,000,000	$1,473,110,885
Transaction Fees	—	48,459
Shares Redeemed	(7,100,000)	(205,031,190)
	41,900,000	1,268,128,154
Beginning Shares	—
Ending Shares	41,900,000

*Fund commenced operations on November 11, 2014. The information presented is for the period from November 11, 2014 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Big Data ETF

STATEMENT OF CHANGES IN NET ASSETS

		Period Ended September 30, 2015*
OPERATIONS
Net investment income (loss)		$(392)
Net realized gain (loss) on investments and In-Kind Redemptions		(19,980)
Net change in unrealized appreciation (depreciation) of investments		(251,941)
Net increase (decrease) in net assets resulting from operations		(272,313)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income		—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)		2,500,000
Net increase (decrease) in net assets		$2,227,687

NET ASSETS
Beginning of Period		—
End of Period		$2,227,687
Undistributed net investment income (loss)		$—

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2015*
	Shares	Amount
Shares Sold	100,000	$2,500,000
Transaction Fees	—	—
Shares Redeemed	—	—
	100,000	$2,500,000
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on July 15, 2015. The information presented is for the period from July 15, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Mobile Payments ETF

STATEMENT OF CHANGES IN NET ASSETS

		Period Ended September 30, 2015*
OPERATIONS
Net investment income (loss)		$(1,899)
Net realized gain (loss) on investments and In-Kind Redemptions		(23,598)
Net change in unrealized appreciation (depreciation) of investments		(200,386)
Net increase (decrease) in net assets resulting from operations		(225,883)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income		—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)		4,932,820
Net increase (decrease) in net assets		$4,706,937

NET ASSETS
Beginning of Period		—
End of Period		$4,706,937
Undistributed net investment income (loss)		$—

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2015*
	Shares	Amount
Shares Sold	200,000	$4,932,820
Transaction Fees	—	—
Shares Redeemed	—	—
	200,000	4,932,820
Beginning Shares	—
Ending Shares	200,000

*Fund commenced operations on July 15, 2015. The information presented is for the period from July 15, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 20131

Net Asset Value, Beginning of Period	$10.00	$11.71	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.69)	(1.64)	(8.27)
Total from investment operations	(4.72)	(1.70)	(8.29)
Less Distributions:
Distributions from net investment income	—	(0.01)	—
Total distributions	—	(0.01)	—
Net asset value, end of period	$5.28	$10.00	$11.71
Total Return	-47.20%	-14.52%	-41.45	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$3,432	$6,997	$1,757

Expenses to Average Net Assets	0.69%	0.69%	0.69	%4
Net Investment Income (Loss) to Average Net Assets	-0.39%	-0.52%	-0.21	%4
Portfolio Turnover Rate	55%	44%	69	%3

1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended September 30, 20151

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.05)
Net realized and unrealized gain (loss) on investments	0.33
Total from investment operations	0.28
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$25.28
Total Return	1.11	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,059,125

Expenses to Average Net Assets	0.75	%4
Net Investment Income (Loss) to Average Net Assets	-0.19	%4
Portfolio Turnover Rate	31	%3

1	Commencement of operations on November 11, 2014.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended September 30, 20151

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	—	5
Net realized and unrealized gain (loss) on investments	(2.72)
Total from investment operations	(2.72)
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$22.28
Total Return	-10.89	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,228

Expenses to Average Net Assets	0.75	%4
Net Investment Income (Loss) to Average Net Assets	-0.08	%4
Portfolio Turnover Rate	25	%3

1	Commencement of operations on July 15, 2015.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.
5	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Mobile Payments ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended September 30, 20151

Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.01)
Net realized and unrealized gain (loss) on investments	(1.46)
Total from investment operations	(1.47)
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$23.53
Total Return	-5.86	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$4,707

Expenses to Average Net Assets	0.75	%4
Net Investment Income (Loss) to Average Net Assets	-0.23	%4
Portfolio Turnover Rate	8	%3

1	Commencement of operations on July 15, 2015.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS September 30, 2015

NOTE 1 – ORGANIZATION

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF and PureFunds™ ISE Mobile Payments ETF (each a “Fund”, or collectively the “Funds”) are series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index. The PureFunds™ ISE Cyber Security ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the ISE Cyber Security™ Index. The PureFunds™ ISE Big Data ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Big Data™ Index. The PureFunds ISE Mobile Payments ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mobile Payments™ Index. PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF commenced operations on November 29, 2012, PureFunds™ ISE Cyber Security ETF commenced operations on November 11, 2014, and PureFunds™ ISE Big Data ETF and PureFunds™ ISE Mobile Payments ETF commenced operations on July 15, 2015.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS September 30, 2015

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2015, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS September 30, 2015

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,167,868	$193,826	$—	$3,361,694
Total Investments in Securities	$3,167,868	$193,826	$—	$3,361,694

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,063,200,798	$—	$—	$1,063,200,798
Total Investments in Securities	$1,063,200,798	$—	$—	$1,063,200,798

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,227,168	$—	$—	$2,227,168
Total Investments in Securities	$2,227,168	$—	$—	$2,227,168

PureFunds™ ISE Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,659,553	$—	$—	$4,659,553
Total Investments in Securities	$4,659,553	$—	$—	$4,659,553

^	See Schedule of Investment for classifications by sector or country.

Below are the transfers into or out of Levels 1 and 2 during the year ended September 30, 2015:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Transfers into Level 1	$—
Transfers out of Level 1	193,826
Net Transfers in and/(out) of Level 1	$(193,826)

Transfers into Level 2	$193,826
Transfers out of Level 2	—
Net Transfers in and/(out) of Level 2	$193,826

The transfers from Level 1 to Level 2 are due to the lack of trading activity on September 30, 2015. Transfers between levels are recognized at the end of the reporting period.

Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, and PureFunds™ ISE Mobile Payments ETF did not have any transfers between Levels 1 and 2 during the period ended September 30, 2015.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS September 30, 2015

The Funds did not have any transfers into or out of Level 3 during the year ended September 30, 2015.

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS September 30, 2015

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Big Data ETF and PureFunds™ ISE Mobile Payments ETF on a quarterly basis.  Net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Recent Accounting Pronouncement. In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds did not use derivatives during the period ended September 30, 2015.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS September 30, 2015

Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging, in consultation with Esposito Partners, LLC (the “Sub-Advisor” to PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF) and Penserra Capital Management, LLC (the “Sub-Advisor” to PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, and PureFunds™ ISE Mobile Payments ETF), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

The Trust, on behalf of the PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF, has contracted with PureShares, LLC (the “Business Manager”) to manage the business affairs and provide office facilities and equipment and certain clerical, bookkeeping and administrative services for PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF. The Business Manager bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Business Manager at an annual rate of 0.69% of the Fund’s average daily net assets. The Business Manager has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.69% of the Fund’s average daily net assets. Pursuant to this agreement, the Business Manager is subject to certain requirements that, if not met by the Business Manager or waived by the third party, would permit the third party to terminate the agreement. If the agreement is terminated, the Business Manager may not be able to perform its obligations under the Business Management Agreement.

Under the Investment Advisory Agreement with PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, and PureFunds™ ISE Mobile Payments ETF, the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee. For services provided the Funds pay the Advisor at an annual rate of 0.75% of the Funds’ average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of 0.75% of the Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with PureShares, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Funds, including distributing marketing materials related to the Funds. PureShares, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS September 30, 2015

The Advisor pays each independent Trustee a quarterly meeting fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, and PureFunds™ ISE Mobile Payments ETF have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended September 30, 2015, the Funds did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30, 2015:

	Purchases	Sales
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$2,670,511	$2,774,197
PureFunds™ ISE Cyber Security ETF	333,362,554	212,862,413
PureFunds™ ISE Big Data ETF	731,627	589,446
PureFunds™ ISE Mobile Payments ETF	357,401	336,642

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2015:

	Purchases In-	Sales In-
	Kind	Kind

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$—	$406,625
PureFunds™ ISE Cyber Security ETF	1,352,742,275	197,881,451
PureFunds™ ISE Big Data ETF	2,438,069	—
PureFunds™ ISE Mobile Payments ETF	4,862,313	—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2015.

NOTE 7 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2015 were as follows:

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2015
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Cost of investments	$6,470,632
Gross tax unrealized appreciation	6,904
Gross tax unrealized depreciation	(3,115,842)
Net tax unrealized depreciation	(3,108,938)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(2,973,254)
Total Accumulated (loss)	$(6,082,192)

PureFunds™ ISE Cyber Security ETF
Cost of investments	$1,279,605,241
Gross tax unrealized appreciation	26,700,109
Gross tax unrealized depreciation	(243,104,552)
Net tax unrealized depreciation	(216,404,443)
Undistributed ordinary income	6,938
Undistributed long-term gain	—
Total distributable earnings	6,938
Other accumulated (loss)	(22,396,743)
Total Accumulated (loss)	$(238,794,248)

PureFunds™ ISE Big Data ETF
Cost of investments	$2,479,444
Gross tax unrealized appreciation	28,854
Gross tax unrealized depreciation	(281,130)
Net tax unrealized depreciation	(252,276)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(19,440)
Total Accumulated (loss)	$(271,716)

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2015
PureFunds™ ISE Mobile Payments ETF
Cost of investments	$4,874,520
Gross tax unrealized appreciation	114,372
Gross tax unrealized depreciation	(329,339)
Net tax unrealized depreciation	(214,967)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(9,022)
Total Accumulated (loss)	$(223,989)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2015, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$552,980	Indefinite
PureFunds™ ISE Cyber Security ETF	—	Indefinite
PureFunds™ ISE Big Data ETF	19,440	Indefinite
PureFunds™ ISE Mobile Payments ETF	9,022	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2016.

	Late Year Ordinary Loss	Post- October Capital Loss
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$13,200	$2,407,065
PureFunds™ ISE Cyber Security ETF	1,113,629	21,280,438
PureFunds™ ISE Big Data ETF	—	—
PureFunds™ ISE Mobile Payments ETF	—	—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF did not pay any distributions from ordinary income or capital gains for the year ended September 30, 2015, and paid $1,356 from ordinary income for the year ended September 30, 2014.

Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, and PureFunds™ ISE Mobile Payments ETF has paid no distributions to shareholders for the period ended September 30, 2015.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2015
NOTE 9 – INVESTMENTS IN AFFILIATES

PureFunds ISE Cyber Security ETF

PureFunds™ Cyber Security ETF owned 5% or more of the voting securities of the following companies during the period ended September 30, 2015. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance November 11, 20141	Purchases	Sales	Balance September 30, 2015	Realized Gains (Losses)2	Dividend Income	Value September 30, 2015
Absolute Software Corporation	—	2,760,011	(320,679)	2,439,332	$(50,682)	$178,768	$14,550,081
AhnLab, Inc.	—	1,151,180	(369,487)	781,693	(2,498,923)	—	28,094,256
F-Secure OYJ	—	11,848,189	(2,081,322)	9,766,867	(684,174)	756,676	26,956,479
Guidance Software, Inc.	—	2,414,159	(282,335)	2,131,824	427,831	—	12,833,580
IntraLinks Holdings, Inc.	—	5,584,956	(1,294,798)	4,290,158	(1,890,359)	—	35,565,410
The KEYW Holding Corporation	—	5,087,919	(1,924,718)	3,163,201	(1,616,010)	—	19,453,686
Radware Ltd.	—	2,677,149	(340,641)	2,336,508	(503,470)	—	37,991,620
VASCO Data Security International, Inc.	—	2,799,279	(351,017)	2,448,262	(948,154)	—	41,718,384
Zix Corporation	—	3,651,889	(447,321)	3,204,568	370,405	—	13,491,231
					$(7,393,536)	$935,444	$230,654,727

1 Commencement of operations
2 Realized Gains (Losses) includes transactions in affiliated investments and affiliated in-kind redemptions

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2015
NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a meeting of the Board held on September 10, 2015, the Trust, on behalf of the PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF, did not renew its Business Management Agreement with PureShares, LLC to manage the business affairs and provide office facilities and equipment and certain clerical, bookkeeping and administrative services for PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF upon the expiration of its term on October 18, 2015. Beginning October 19, 2015, the Advisor will assume the management responsibilities with respect to PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF.

At a meeting of the Board held on September 30, 2015, the Board ratified the change in Distributor whereby ALPS Distributors, Inc. would become Distributor of the Funds effective in December 2015.

PureFunds™ ETFs

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FactorShares Trust
and the Shareholders of PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF,
PureFunds ISE Cyber Security ETF, PureFunds ISE Big Data ETF
and PureFunds ISE Mobile Payments ETF

We have audited the accompanying statements of assets and liabilities of the FactorShares Trust, which includes the PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds ISE Cyber Security ETF, PureFunds ISE Big Data ETF and PureFunds ISE Mobile Payments ETF (collectively the “Funds”) including the schedule of investments, as of September 30, 2015, and the related statements each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2015 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FactorShares Trust, which includes PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds ISE Cyber Security ETF, PureFunds ISE Big Data ETF and PureFunds ISE Mobile Payments ETF as of September 30, 2015, and the results of their operations and changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, PC
New York, NY
November 30, 2015

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)
PureFunds™ ETFs Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	October 1, 2014 through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	21	8.3
Greater than or equal to 1.25% And Less Than 1.50%	12	4.8
Greater Than or Equal to 1.00% And Less Than 1.25%	20	7.9
Greater Than or Equal to 0.75% And Less Than 1.00%	24	9.5
Greater Than or Equal to 0.50% And Less Than 0.75%	27	10.7
Greater Than or Equal to 0.25% And Less Than 0.50%	20	7.9
Greater Than or Equal to 0.0% And Less Than 0.25%	27	10.7
Less Than or Equal to 0.0% And Greater Than -0.25%	16	6.4
Less Than or Equal to -0.25% And Greater Than -0.50%	28	11.1
Less Than or Equal to -0.50% And Greater Than -0.75%	18	7.2
Less Than or Equal to -0.75% And Greater Than -1.00%	19	7.5
Less Than or Equal to -1.00% And Greater Than -1.25%	8	3.2
Less Than or Equal to -1.25% And Greater Than -1.50%	5	2.0
Less than -1.50%	7	2.8

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	October 1, 2013 through September 30, 2014
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	28	11.1
Greater than or equal to 1.25% And Less Than 1.50%	8	3.2
Greater Than or Equal to 1.00% And Less Than 1.25%	20	7.9
Greater Than or Equal to 0.75% And Less Than 1.00%	17	6.7
Greater Than or Equal to 0.50% And Less Than 0.75%	30	11.9
Greater Than or Equal to 0.25% And Less Than 0.50%	32	12.7
Greater Than or Equal to 0.0% And Less Than 0.25%	35	13.9
Less Than or Equal to 0.0% And Greater Than -0.25%	25	9.9
Less Than or Equal to -0.25% And Greater Than -0.50%	28	11.1
Less Than or Equal to -0.50% And Greater Than -0.75%	12	4.8
Less Than or Equal to -0.75% And Greater Than -1.00%	9	3.6
Less Than or Equal to -1.00% And Greater Than -1.25%	3	1.2
Less Than or Equal to -1.25% And Greater Than -1.50%	4	1.6
Less than -1.50%	1	0.4

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	November 29, 2012* through September 30, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.50%	22	10.6
Greater Than or Equal to 2.50% And Less Than 1.50%	20	9.5
Greater Than or Equal to 1.50% And Less Than 0.75%	30	14.4
Greater Than or Equal to 0.50% And Less Than 0.75%	26	12.4
Greater Than or Equal to 0.25% And Less Than 0.50%	17	8.2
Greater Than or Equal to 0.0% And Less Than 0.25%	18	8.6
Less Than or Equal to 0.0% And Greater Than -0.50%	22	10.6
Less Than or Equal to -0.50% And Greater Than -1.25%	20	9.5
Less Than or Equal to -1.25% And Greater Than -2.0%	24	11.4
Less than -2.0%	10	4.8

*First day of secondary market trading

PureFunds™ ISE Cyber Security ETF	November 11, 2014* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	0	0.0
Greater than or equal to 1.25% And Less Than 1.50%	0	0.0
Greater Than or Equal to 1.00% And Less Than 1.25%	1	0.4
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	4	1.8
Greater Than or Equal to 0.25% And Less Than 0.50%	17	7.6
Greater Than or Equal to 0.0% And Less Than 0.25%	162	72.7
Less Than or Equal to 0.0% And Greater Than -0.25%	33	14.8
Less Than or Equal to -0.25% And Greater Than -0.50%	6	2.7
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less Than or Equal to -1.00% And Greater Than -1.25%	0	0.0
Less Than or Equal to -1.25% And Greater Than -1.50%	0	0.0
Less than -1.50%	0	0.0

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

PureFunds™ ISE Big Data ETF	July 15, 2015* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.50%	3	5.4
Greater than or equal to 1.25% And Less Than 1.50%	0	0.0
Greater Than or Equal to 1.00% And Less Than 1.25%	1	1.8
Greater Than or Equal to 0.75% And Less Than 1.00%	3	5.5
Greater Than or Equal to 0.50% And Less Than 0.75%	2	3.6
Greater Than or Equal to 0.25% And Less Than 0.50%	7	12.7
Greater Than or Equal to 0.0% And Less Than 0.25%	18	32.7
Less Than or Equal to 0.0% And Greater Than -0.25%	8	14.6
Less Than or Equal to -0.25% And Greater Than -0.50%	3	5.5
Less Than or Equal to -0.50% And Greater Than -0.75%	1	1.8
Less Than or Equal to -0.75% And Greater Than -1.00%	3	5.5
Less Than or Equal to -1.00% And Greater Than -1.25%	2	3.6
Less Than or Equal to -1.25% And Greater Than -1.50%	3	5.5
Less than -1.50%	1	1.8

*First day of secondary market trading

PureFunds™ ISE Mobile Payments ETF	July 15, 2015* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	1	1.8
Greater than or equal to 1.25% And Less Than 1.50%	1	1.8
Greater Than or Equal to 1.00% And Less Than 1.25%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	1	1.8
Greater Than or Equal to 0.50% And Less Than 0.75%	1	1.8
Greater Than or Equal to 0.25% And Less Than 0.50%	4	7.3
Greater Than or Equal to 0.0% And Less Than 0.25%	27	49.1
Less Than or Equal to 0.0% And Greater Than -0.25%	14	25.5
Less Than or Equal to -0.25% And Greater Than -0.50%	3	5.5
Less Than or Equal to -0.50% And Greater Than -0.75%	1	1.8
Less Than or Equal to -0.75% And Greater Than -1.00%	2	3.6
Less Than or Equal to -1.00% And Greater Than -1.25%	0	0.0
Less Than or Equal to -1.25% And Greater Than -1.50%	0	0.0
Less than -1.50%	0	0.0

*First day of secondary market trading

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2015 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 5, 2015 the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement between Factor Advisors, LLC (the “Advisor”) and the Trust, on behalf of PureFunds ISE Big Data ETF and PureFunds ISE Mobile Payments ETF (the “Funds”); and
●	the Sub-Advisory Agreement between the Advisor, the Trust and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the Funds.

The Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Advisor and the Sub-Adviser.

Prior to the meeting held on June 5, 2015 the Board, including the Independent Trustees, reviewed written materials from the Advisor and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Funds’ shareholders by the Advisor and the Sub-Adviser; (ii) the Advisor and the Sub-Adviser’s cost and profits they will realize in providing their services, including any fall-out benefits enjoyed by the Advisor and the Sub-Adviser; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds proposed to be managed by the Advisor and Sub-Adviser grow and whether the proposed advisory fee for the Funds reflects these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Advisor and Sub-Adviser and their affiliates resulting from services rendered to the Funds.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2015 (Unaudited) (continued)

Prior to and at the meeting held on June 5, 2015 representatives from the Advisor and the Sub-Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Advisor’s and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Advisor and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Advisor and Sub-Adviser each discussed its experience with exchange-traded funds. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Funds. The representatives also discussed the rationale for launching the Funds, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Advisor and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Advisor and the Sub-Adviser

The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and Factor Advisors noting that Factor Advisors will be providing investment management services to the Funds.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the qualifications of the Advisor’s Chief Compliance Officer and the firm’s compliance history. The Board also considered the Advisor’s experience working with exchange-traded funds. The Advisor’s registration form (“Form ADV”) was provided to the Board, as was the response of the Advisor to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Board also considered other services to be provided to the Funds by the Advisor, such as monitoring adherence to the Funds’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2015 (Unaudited) (continued)

The Trustees then considered the scope of services to be provided under the Investment Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; reviewing the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor and the Sub-Adviser.

Cost of Services Provided and Economies of Scale

The Board reviewed the Fund’s estimated expense ratio and the advisory fee to be paid by the Fund, considered the expense ratios of comparable funds, and concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the advisory fees, along with most of the Fund’s other operating expenses, would be paid by the Advisor. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Fund.

The Board determined that the Advisor is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that such economies of scale are currently shared with Fund shareholders through the Advisor’s low advisory fee, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

The Board then reviewed the advisory fee to be paid by the Advisor to the Sub-Adviser for its services as Sub-Adviser to the Funds. The Board considered that the fees paid to the Sub-Adviser would be paid by the Advisor from the advisory fee the Advisor will receive and noted that the fee reflected an arms-length negotiation between the Advisor and the Sub-Adviser. The Board concluded that the sub-advisory fees were reasonable.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Advisor’s and Sub-Adviser’s fees are reasonable in light of the services that the Advisor and Sub-Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years and the Sub-Adviser Agreement for an initial term of one year.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period Ended September 30, 2015 (Unaudited)

As a shareholder of PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, and PureFunds™ ISE Mobile Payments ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015) for PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFunds™ ISE Cyber Security ETF or the period since inception (July 15, 2015 to September 30, 2015) for PureFunds™ ISE Big Data ETF and PureFunds™ ISE Mobile Payments ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Period Ended September 30, 2015 (Unaudited)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period^
Actual	$1,000.00	$748.50	$3.02
Hypothetical (5% annual)	$1,000.00	$1,021.61	$3.50
PureFunds™ ISE Cyber Security ETF

	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period^
Actual	$1,000.00	$904.80	$3.58
Hypothetical (5% annual)	$1,000.00	$1,021.31	$3.80
PureFunds™ ISE Big Data ETF

	Beginning Account Value July 15, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period^
Actual	$1,000.00	$891.10	$1.52
Hypothetical (5% annual)	$1,000.00	$1,009.08	$1.61
PureFunds™ ISE Mobile Payments ETF

	Beginning Account Value July 15, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period^
Actual	$1,000.00	$941.40	$1.56
Hypothetical (5% annual)	$1,000.00	$1,009.08	$1.61

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period in the case of PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFundsTM ISE Cyber Security ETF) and 77/365 (to reflect the period from July 15, 2015 to September 30, 2015 in the case of PureFundsTM ISE Big Data ETF and PureFundsTM ISE Mobile Payments ETF).

PureFunds™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 35 Beechwood Road, Suite 2B, Summit, New Jersey 07901. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-877-756-7873 or visiting www.pureetfs.com.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC (since 2012); President and Chief Executive Officer, Factor Capital Management LLC (since 2012); President and Chief Executive Officer, GENCAP Ventures, LLC (holding company) (2012–2013); Chief Executive Officer, MacroMarkets LLC (exchange traded funds) (2005– 2011); President, Chief Executive and Chief Compliance Officer, Macro Financial (financial services) (2005–2011).	8	None
David Weissman (1954)	Chief Compliance Officer (since 2014)
Chief Operating Officer and Chief Compliance Officer, Exchange Traded Managers Group, LLC (since 2014); Chief Administrative Officer and Chief Compliance Officer, ARK Investment Management, LLC (2014); Chief Compliance Officer, Factor Advisors, LLC (2012–2014); Chief Operating Officer and Chief Compliance Officer, FocusShares LLC (2007–2012).
			n/a	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, FactorShares Trust (since 2015); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a

* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

PureFunds™ ETFs

Board of Trustees

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John W. Southard (1969)	Trustee (since 2012)	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	8	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	8	None

PureFunds™ ETFs

FEDERAL TAX INFORMATION
(Unaudited)

During the year ended September 30, 2015, the Funds did not declare any long-term realized gains distributions or ordinary income distributions.

For the year ended September 30, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%. The percentage of dividends declared from ordinary income reported as qualified dividend income was 0%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2015 was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website at www.pureetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.pureetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

PureFunds™ ETFs

PRIVACY POLICY
(Unaudited)

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and

●	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Advisor
Factor Advisors, LLC
35 Beechwood Rd, Suite 2B, Summit, NJ 07901

Sub-Adviser - SILJ
Esposito Partners, LLC
300 Crescent Court, Suite 650, Dallas, Texas 75201

Sub-Adviser – HACK, BDAT and IPAY
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Business Manager - SILJ
PureShares, LLC
2 Central Avenue, Suite 2B, Madison, NJ 07940

Index Provider
International Securities Exchange, LLC
60 Broad Street, New York, NY 10004

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Reed Smith LLP
1301 K Street NW, Suite 1000, Washington, DC 20006-1806

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

The Board believes that the collective knowledge and experience of the members of the audit committee enable the committee to provide appropriate oversight given the Trust's level of financial complexity. In addition, the Board notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2015	FYE 9/30/2014
Audit Fees	$90,000	$10,000
Audit-Related Fees	N/A	N/A
Tax Fees	$10,000	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by WithumSmith+Brown, PC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2015	FYE 9/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2015	FYE 9/30/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FactorShares Trust

By (Signature and Title) /s/ Samuel Masucci III
                                                Samuel Masucci III, Principal Executive Officer

Date     December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci III
                                                   Samuel Masucci III, Principal Executive Officer

Date     December 3, 2015

By (Signature and Title)* /s/ John Flanagan
                                                   John Flanagan, Principal Financial Officer

Date     December 4, 2015

* Print the name and title of each signing officer under his or her signature.